Submission	Feb. 05, 2025
Submission [Line Items]
Central Index Key	0001567514
Registrant Name	Intra-Cellular Therapies, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES